Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [line items]
Sales	$ 1,397,443	$ 73,096	$ 2,619,682	$ 41,431	$ 2,062
Cost of sales	570,275	12,870	566,252	43,022	1,809
Gross Profit before gain on change in fair value of biological assets and inventory	827,168	60,226	2,053,430	(1,591)	253
Gain on change in fair value of biological assets and inventory	108,239	33,078	1,216,129
Gross Profit (Loss)	935,407	93,304	3,269,559	(1,591)
Operating expenses
Depreciation and amortization	2,150,045	1,511,138	3,598,323	478
Consulting and professional fees	2,205,504	2,366,997	7,759,824	1,212,422
Personnel expenses	1,442,231	3,782,727	6,593,527	1,184,734
Travel expenses				65,667	50,636	56,851
Share-based payment expenses to social development trust		2,174,908	2,124,615
General and administrative expenses	958,814	1,175,647	3,369,659	170,926
License fees				5,073	1,491
Total operating expenses	6,756,594	11,011,417	23,445,948	25,685,620
Operating loss	(5,821,187)	(10,918,113)	(20,176,389)	(2,570,151)
Other income:
Finance income	20	747	886	90
Finance expense	(224,458)	(36,606)	(115,324)	(10,509)
Foreign exchange gain (loss), net	152,775	(180,990)	(256,431)	106,813
Gain on bargain purchase		12,760,356	12,760,356
Gain on debt settlement	10,422		67,075
Other income	4,082	207	659	54	108
Change in fair value of financial assets measured at FVTPL	464	(472,311)	(516,281)
Total other income	(56,695)	12,071,403	11,940,940	96,448
Net income (loss) from continuing operations	(5,877,882)	1,153,290	(8,235,449)	(2,473,703)
Loss from discontinued operations		(3,747,034)	(3,422,225)	(5,657,494)
Net loss	(5,877,882)	(2,593,744)	(11,657,674)	(8,131,197)	(2,300,571)	(1,394,641)
Translation adjustment	(126,995)	(1,019,498)	(1,395,508)	110,042	150,626	(42,566)
Comprehensive loss	$ (6,004,877)	$ (3,613,242)	$ (13,053,182)	$ (8,021,155)	$ (2,149,945)	$ (1,437,207)
Earnings (loss) per share from continuing operations – basic (in Dollars per share)	$ (1.46)	$ 0.43	$ (0.28)	$ (0.15)
Loss per share – basic (in Dollars per share)	$ (1.46)	$ (0.97)	$ (0.39)	$ (0.5)	$ (0.18)	$ (0.11)
Weighted average common shares outstanding (in Shares)	4,029,293	2,683,544	29,930,094	16,223,996	13,129,212	13,129,212
Previously Stated
Statements [line items]
Gain on change in fair value of biological assets and inventory				$ (713,135)	$ (58,429)
Gross Profit (Loss)				(714,726)	(58,176)
Operating expenses
Depreciation and amortization				309,022	248,743	198,824
Consulting and professional fees				1,855,419	702,016	365,641
Personnel expenses				2,379,649	374,900	100,256
General and administrative expenses				1,504,172	229,743	179,663
Total operating expenses				6,119,002	1,607,529	901,235
Operating loss				(6,833,728)	(1,665,705)	(901,235)
Other income:
Finance income				26,749	10,188	401
Finance expense				(1,092,881)	(645,162)	(493,807)
Foreign exchange gain (loss), net				(231,391)
Total other income				(1,297,469)	$ (634,866)	$ (493,406)
Net loss	$ (5,877,882)	$ (2,593,744)		(8,131,197)
Translation adjustment	$ (126,995)	$ (1,019,498)		$ 110,042